Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories
Schedule of inventory

	As of
	December 31,	June 30,
	2019	2020
	$	$
Finished goods	593	838
Raw materials	5,412	5,738
Inventories	6,005	6,576
Inventory write-down:
Balance at beginning of the year	—	—
Additions	—	(7)
Write-offs	—	—
Inventories	6,005	6,569